PREPAYMENT FOR BUSINESS ACQUISITION (Details) - Beijing Run Ze Microfinance Limited [Member] - USD ($) $ in Thousands		12 Months Ended
	Dec. 22, 2014	Dec. 31, 2015
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	60.00%
Business Combination Consideration	$ 9,806
Payments To Acquire Businesses Gross		$ 9,806